CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Operating activities
Net income	$ 109	$ 45	$ 262	$ 125
Adjustments for the following non-cash items:
Depreciation	200	206	400	419
Unrealized foreign exchange and financial instruments loss	11	33	31	25
Share of earnings from equity-accounted investments	0	(6)	(32)	(6)
Deferred income tax expense	14	4	34	13
Other non-cash items	33	9	50	24
Dividends received from equity-accounted investments	14	12	28	14
Changes in due to or from related parties	(41)	(9)	(36)	12
Net change in working capital balances	28	(31)	2	(63)
Cash flows from (used in) operating activities	368	263	739	563
Financing activities
Corporate credit facilities, net	(26)	173	(721)	180
Proceeds from non-recourse borrowings	852	299	945	1,390
Repayment of non-recourse borrowings	(573)	(298)	(666)	(1,840)
Capital contributions from participating non-controlling interests - in operating subsidiaries	10	0	257	4
Issuance of preferred limited partnership units	0	0	126	196
Repurchase of LP Units	0	(8)	(1)	(8)
Distributions paid:
To participating non-controlling interests - in operating subsidiaries	(262)	(181)	(396)	(357)
To preferred shareholders	(7)	(6)	(13)	(13)
To preferred limited partners' unitholders	(11)	(10)	(20)	(18)
To unitholders of Brookfield Renewable or BRELP	(171)	(161)	(342)	(321)
Borrowings from related party	322	200	922	200
Repayments to related party	(355)	0	(600)	0
Cash flows from (used in) financing activities	(221)	8	(509)	(587)
Investing activities
Investment in equity accounted investments	(4)	(420)	(4)	(420)
Acquisitions net of cash and cash equivalents in acquired entity	(26)	0	(26)	(12)
Investment in property, plant and equipment	(34)	(42)	(63)	(94)
Proceeds from disposal of assets	82	0	82	0
(Investment in) disposal of securities	(79)	(13)	(74)	25
Restricted cash and other	66	49	11	(29)
Cash flows from (used in) investing activities	5	(426)	(74)	(530)
Foreign exchange gain (loss) on cash	1	(12)	1	(8)
Cash and cash equivalents
Increase (decrease)	153	(167)	157	(562)
Net change in cash classified within assets held for sale	(8)	0	(8)	0
Balance, beginning of period	177	404	173	799
Balance, end of period	322	237	322	237
Supplemental cash flow information:
Interest paid	176	185	319	315
Interest received	6	5	10	12
Income taxes paid	$ 18	$ 10	$ 37	$ 23